SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

14) SEGMENT REPORTING

The Company operates within a single reportable operating segment, the research and development of cellular therapies. The Company has identified its president and chief executive officer as its chief operating decision maker (“CODM”), who regularly reviews the Company’s performance and allocates resources based on information reported at the consolidated entity level.

The CODM uses consolidated net loss as a measure of profit and loss and assesses Company performance through the achievement of its business strategy goals. The CODM is regularly provided with forecasted expense information that is used to determine the Company’s liquidity needs and cash allocation to execute its business strategy, and he uses cash as a measure of segment assets in managing the Company. The Company operates in the United States, and all of its assets are located in the United States.

The table below provides a breakdown of the Company’s significant operating expenses for the three and nine months ended September 30, 2025 and 2024 with a reconciliation to net loss for each of those periods.

The Company’s revenue and its cost of revenues for the three and nine months ended September 30, 2024 relate to a contract with a customer, as discussed in Note 3. There was no revenue or cost of revenue for the three and nine months ended September 30, 2025.

Depreciation and amortization expense less than $0.1 million for each of the three months ended September 30, 2025 and 2024. For each of the nine months ended September 30, 2025 and 2024, depreciation and amortization expense was approximately $0.1 million.

During the three months ended September 30, 2025, the Company recognized $0.7 million of other income, net, primarily related to $0.7 million of a gain on extinguishment of debt from time-barred liabilities, as discussed more fully in Note 6. During the nine months ended September 30, 2025, the Company recognized $5.3 million of other expense, net, primarily related to the forward sales contract expense of $5.8 million discussed in Note 12, offset by the $0.7 million gain on extinguishment of debt for the time-barred liabilities.

During the three and nine months ended September 30, 2024, the Company recognized $24.3 million and $25.8 million in other expense, net, respectively, primarily related to the $22.4 million loss on extinguishment of debt and $1 million expense for the fair value adjustments to the Bridge Notes derivable liability discussed in Note 12 in each of the three and nine months ended September 30, 2024, as well as interest expense of $1.7 million and $3.3 million, respectively, offset by income related to a change in fair value of warrant liabilities of approximately $0.1 million for each of the three and nine months ended September 30, 2024.

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Revenue	$-	$487	$-	$581
Cost of revenues	-	(60)	-	96
Gross profit	-	547	-	485
Operating expenses:
Research and development by significant expense:
MSA/license fees	510	767	1,810	2,392
Study fees	60	48	472	200
Professional fees	233	64	591	152
Payroll and related	123	71	365	518
Other[1]	109	51	242	184
Research and development	1,035	1,001	3,480	3,446
General and administrative by significant expense:
Stock-based compensation	284	392	1,123	1,036
Payroll and related	313	367	1,134	1,234
Professional fees	215	1,125	1,041	3,409
Occupancy expense	6	1,267	21	5,068
Other[2]	140	230	426	845
General and administrative	958	3,381	3,745	11,592
Gain on lease termination	-	(1,576)	-	(1,576)
Total operating expenses	1,993	2,806	7,225	13,462
Loss from operations	(1,993)	(2,259)	(7,225)	(12,977)
Other income (expense), net
Forward sales contract expense	-	-	(5,847)	-
Gain (loss) on extinguishment of debt	734	(22,440)	734	(22,440)
Fair value adjustments to bridge notes derivative liability	-	(1,038)	-	(1,038)
Change in fair value of warrant liabilities	-	831	1	897
Change in fair value of contingent consideration	-	-	-	66
Interest income (expense), net	31	(1,686)	36	(3,269)
Other expense, net	(6)	-	(264)	-
Total other income (expense), net	759	(24,333)	(5,340)	(25,784)
Loss before income taxes	(1,234)	(26,592)	(12,565)	(38,761)
Provision for income taxes	(6)	(12)	(17)	(19)
Net loss	$(1,240)	$(26,604)	$(12,582)	$(38,780)

	September 30, 2025	December 31, 2024
Cash	$3,047	$1,729

[1]	Other includes certain lab supply expenses, amounts related to the close out of a former clinical trial, allocated occupancy costs, stock-based compensation, and depreciation.

[2]	Other includes expenses related to insurance, information technology, travel, banking, depreciation and other miscellaneous expenses.

18)	Segment Reporting

The CODM uses consolidated net loss as a measure of profit and loss and assesses Company performance through the achievement of its business strategy goals. The CODM is regularly provided with forecasted expense information that is used to determine the Company’s liquidity needs and cash allocation to execute its business strategy, and he uses cash as a measure of segment assets in managing the Company. The Company operates in the United States, and all of its assets are located in the United States.

The table below provides a breakdown of the Company’s significant operating expenses for the years ended December 31, 2024 and 2023 with a reconciliation to net loss for each of those years.

The Company’s revenue and its cost of revenues for the years ended Decembe4 2024 and 2023 relate to the Lineage Agreement. Depreciation and amortization expense was $0.1 million for each of the years ended December 31, 2024 and 2023. During the year ended December 31, 2024, the Company recognized $22.6 million in other expense, net, related to the September Transactions. There were no such transactions for the year ended December 31, 2023. The Company recognized $6.5 million in interest expense, net, during the year ended December 31, 2024 compared to $0.5 million during the year ended December 31, 2023.

	Year ended December 31,
	2024	2023
Revenue	$582	$68
Cost of revenues	96	236
Gross profit (loss)	486	(168)
Operating expenses:
Research and development by significant expense:
MSA/license fees	3,017	3,250
Professional fees	759	1,181
Payroll and related	502	701
Other[1]	326	788
Research and development	4,604	5,920
General and administrative by significant expense:
Occupancy expense	5,074	3,306
Professional fees	4,168	6,464
Payroll and related	1,607	2,045
Stock-based compensation	1,431	1,008
Other[2]	852	1,764
General and administrative	13,132	14,587
Gain on lease termination	(1,576)	-
Acquisition of Exacis in-process research and development	-	460
Total operating expenses	16,160	20,967
Loss from operations	(15,674)	(21,135)
Other expense, net	(28,835)	(536)
Loss before income taxes	(44,509)	(21,671)
(Provision) benefit for income taxes	(30)	3
Net loss	$(44,539)	$(21,668)
Cash	$1,729	$7,575

[1]	Other includes certain lab supply expenses, amounts related to the close out of a former clinical trial, allocated occupancy costs, stock-based compensation, and depreciation.

[2]	Other includes expenses related to insurance, information technology, travel, banking, depreciation and other miscellaneous expenses.